BNY Mellon Institutional S&P 500 Stock Index Fund
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7%
Automobiles & Components — 1.6%
Aptiv PLC(a)	4,240	239,433
Ford Motor Co.	81,043	1,189,711
General Motors Co.	18,299	1,626,049
Tesla, Inc.(a)	57,766	17,977,357
		21,032,550
Banks — 3.5%
Bank of America Corp.	133,963	8,299,008
Citigroup, Inc.	34,996	4,635,220
Citizens Financial Group, Inc.	8,426	603,723
Fifth Third Bancorp	18,372	1,038,018
Huntington Bancshares, Inc.	41,589	708,676
JPMorgan Chase & Co.	54,980	19,341,414
KeyCorp	18,694	422,297
M&T Bank Corp.	3,033	746,998
Regions Financial Corp.	17,203	532,433
The PNC Financial Services Group, Inc.	8,167	2,040,688
Truist Financial Corp.	25,745	1,334,621
U.S. Bancorp	32,078	2,021,235
Wells Fargo & Co.	62,791	5,428,282
		47,152,613
Capital Goods — 6.5%
3M Co.	10,669	1,880,731
A.O. Smith Corp.(b)	2,388	143,590
Allegion PLC	1,874	294,968
AMETEK, Inc.	4,632	1,119,601
Axon Enterprise, Inc.(a)	1,613	851,277
Builders FirstSource, Inc.(a)	2,335	155,137
Carrier Global Corp.	16,289	1,006,823
Caterpillar, Inc.	9,451	7,700,769
Comfort Systems USA, Inc.	710	1,228,080
Cummins, Inc.	2,862	1,815,080
Deere & Co.	5,145	3,049,287
Dover Corp.	2,828	578,665
DuPont de Nemours, Inc.	2,927	400,999
Eaton Corp. PLC	7,936	3,295,027
EMCOR Group, Inc.	918	732,041
Emerson Electric Co.	11,394	1,707,049
Fastenal Co.	23,253	1,109,401
Fortive Corp.	6,317	374,030
GE Vernova, Inc.	5,514	5,460,459
Generac Holdings, Inc.(a)	1,167	230,027
General Dynamics Corp.	5,222	2,002,219
General Electric Co.	21,408	7,708,378
Honeywell Aerospace, Inc.(a)	6,451	1,333,680
Honeywell International, Inc.	6,474	1,573,506
Howmet Aerospace, Inc.	8,273	2,335,137
Hubbell, Inc.	1,052	497,123
Huntington Ingalls Industries, Inc.	829	270,627

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Capital Goods — 6.5% (continued)
IDEX Corp.	1,447	333,461
Illinois Tool Works, Inc.	5,376	1,542,643
Ingersoll Rand, Inc.	7,303	608,924
Johnson Controls International PLC	12,486	1,831,197
L3Harris Technologies, Inc.	3,883	1,075,824
Lennox International, Inc.	661	274,897
Lockheed Martin Corp.	4,136	2,410,213
Masco Corp.	4,310	308,079
Nordson Corp.	1,115	332,025
Northrop Grumman Corp.	2,765	1,499,957
Otis Worldwide Corp.	7,691	553,367
PACCAR, Inc.	10,840	1,438,251
Parker-Hannifin Corp.	2,569	2,508,706
Pentair PLC	3,147	205,940
Quanta Services, Inc.	3,081	2,056,136
Rockwell Automation, Inc.	2,306	1,107,064
RTX Corp.	27,632	5,946,959
Snap-on, Inc.	1,102	452,272
Stanley Black & Decker, Inc.	3,184	301,143
Textron, Inc.	3,437	293,039
The Boeing Company(a)	16,139	3,488,283
Trane Technologies PLC	4,564	2,076,392
TransDigm Group, Inc.	1,136	1,424,976
United Rentals, Inc.	1,277	1,378,215
Vertiv Holdings Co., Cl. A	7,845	1,895,117
W.W. Grainger, Inc.	886	1,224,647
Westinghouse Air Brake Technologies Corp.	3,528	1,026,154
Xylem, Inc.	4,953	579,352
		87,026,944
Commercial & Professional Services — .8%
Automatic Data Processing, Inc.	8,237	2,194,831
Broadridge Financial Solutions, Inc.	2,495	384,105
Cintas Corp.	6,935	1,419,109
Copart, Inc.(a)	17,608	512,745
Equifax, Inc.	2,359	407,211
Jacobs Solutions, Inc.	2,504	337,865
Leidos Holdings, Inc.	2,713	313,623
Paychex, Inc.	6,479	757,006
Republic Services, Inc.	4,128	869,150
Rollins, Inc.	5,577	211,759
Veralto Corp.	5,001	470,944
Verisk Analytics, Inc.	2,739	533,694
Waste Management, Inc.	7,551	1,710,679
		10,122,721
Consumer Discretionary Distribution & Retail — 5.7%
Amazon.com, Inc.(a)	200,855	54,548,201
AutoZone, Inc.(a)	342	1,031,557
Best Buy Co., Inc.	3,796	327,443
Carvana Co.(a)	14,421	899,294
eBay, Inc.	9,134	1,041,367
Genuine Parts Co.	2,929	364,280

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Consumer Discretionary Distribution & Retail — 5.7% (continued)
Lowe’s Companies, Inc.	11,487	2,387,113
O’Reilly Automotive, Inc.(a)	16,836	1,504,297
Ross Stores, Inc.	6,646	1,668,611
The Home Depot, Inc.	20,437	6,784,266
The TJX Companies, Inc.	22,823	3,590,971
Tractor Supply Co.	10,445	321,393
Ulta Beauty, Inc.(a)	929	476,419
Williams-Sonoma, Inc.	2,418	552,900
		75,498,112
Consumer Durables & Apparel — .4%
D.R. Horton, Inc.	5,352	765,657
Deckers Outdoor Corp.(a)	3,065	296,937
Garmin Ltd.	3,373	990,920
Hasbro, Inc.	2,855	268,199
Lennar Corp., Cl. A	4,205	346,282
Lululemon Athletica, Inc.(a)	2,023	240,474
NIKE, Inc., Cl. B	24,877	1,037,620
NVR, Inc.(a)	53	325,793
PulteGroup, Inc.	3,867	489,059
Ralph Lauren Corp.	817	310,738
Tapestry, Inc.	4,043	616,032
		5,687,711
Consumer Services — 1.6%
Airbnb, Inc., Cl. A(a)	8,527	1,292,011
Booking Holdings, Inc.	15,968	3,080,227
Carnival Corp. Ltd.	26,788	744,974
Chipotle Mexican Grill, Inc.(a)	26,774	996,528
Darden Restaurants, Inc.	2,303	468,845
Domino’s Pizza, Inc.	663	230,353
DoorDash, Inc., Cl. A(a)	7,753	1,520,828
Expedia Group, Inc.	2,387	703,544
Hilton Worldwide Holdings, Inc.	4,649	1,489,958
Las Vegas Sands Corp.	6,470	316,318
Marriott International, Inc., Cl. A	4,503	1,678,854
McDonald’s Corp.	14,579	3,945,661
MGM Resorts International(a)	3,982	177,478
Norwegian Cruise Line Holdings Ltd.(a)	8,452	156,616
Royal Caribbean Cruises Ltd.	5,083	1,617,919
Starbucks Corp.	23,385	2,461,271
Wynn Resorts Ltd.	1,676	166,444
Yum! Brands, Inc.	5,694	872,776
		21,920,605
Consumer Staples Distribution & Retail — 1.7%
Casey’s General Stores, Inc.	752	654,992
Costco Wholesale Corp.	9,103	8,665,055
Dollar General Corp.	4,563	579,729
Dollar Tree, Inc.(a)	3,860	491,030
Sysco Corp.	9,895	843,450
Target Corp.	9,311	1,345,346

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Consumer Staples Distribution & Retail — 1.7% (continued)
The Kroger Company	11,413	658,987
Walmart, Inc.	89,954	10,002,885
		23,241,474
Energy — 3.3%
APA Corp.(b)	7,638	285,050
Baker Hughes Co.	20,542	1,242,586
Chevron Corp.	38,413	7,560,831
ConocoPhillips	24,904	3,000,434
Devon Energy Corp.	23,633	1,066,557
Diamondback Energy, Inc.	4,019	815,656
EOG Resources, Inc.	10,854	1,613,881
EQT Corp.	12,910	687,974
Expand Energy Corp.	5,110	480,493
ExxonMobil Holdings Corp.	85,048	13,219,861
Halliburton Co.	17,369	560,150
Kinder Morgan, Inc.	40,354	1,298,592
Marathon Petroleum Corp.	6,025	1,906,732
Occidental Petroleum Corp.	14,966	854,110
ONEOK, Inc.	12,745	1,157,373
Phillips 66	8,195	1,734,718
SLB Ltd.	30,834	1,529,058
Targa Resources Corp.	4,358	1,178,272
Texas Pacific Land Corp.	1,169	470,616
The Williams Companies, Inc.	24,929	1,783,421
Valero Energy Corp.	6,085	1,903,997
		44,350,362
Equity Real Estate Investment Trusts — 1.8%
Alexandria Real Estate Equities, Inc.(c)	3,312	170,402
American Tower Corp.(c)	9,551	1,655,761
AvalonBay Communities, Inc.(c)	2,868	532,330
BXP, Inc.(c)	2,860	200,543
Camden Property Trust(c)	2,097	232,369
Crown Castle, Inc.(c)	8,763	668,617
Digital Realty Trust, Inc.(c)	6,884	1,297,772
Equinix, Inc.(c)	2,024	2,063,023
Equity Residential(c)	6,940	461,163
Essex Property Trust, Inc.(c)	1,293	367,393
Extra Space Storage, Inc.(c)	4,336	641,901
Federal Realty Investment Trust(c)	1,544	191,595
Healthpeak Properties, Inc.(c)	13,815	301,581
Host Hotels & Resorts, Inc.(c)	13,632	342,572
Invitation Homes, Inc.(c)	11,252	334,409
Iron Mountain, Inc.(c)	6,164	753,981
Kimco Realty Corp.(c)	14,621	372,543
Mid-America Apartment Communities, Inc.(c)	2,334	308,882
Prologis, Inc.(c)	19,130	2,766,389
Public Storage(c)	3,269	1,059,712
Realty Income Corp.(c)	19,076	1,218,384
Regency Centers Corp.(c)	3,541	284,307
SBA Communications Corp.(c)	2,154	389,831
Simon Property Group, Inc.(c)	6,810	1,562,010

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Equity Real Estate Investment Trusts — 1.8% (continued)
UDR, Inc.(c)	5,819	222,053
Ventas, Inc.(c)	9,812	917,520
VICI Properties, Inc.(c)	22,301	587,631
Welltower, Inc.(c)	14,612	3,425,637
Weyerhaeuser Co.(c)	15,323	383,535
		23,713,846
Financial Services — 7.1%
American Express Co.	10,915	3,670,169
Ameriprise Financial, Inc.	1,827	997,250
Apollo Global Management, Inc.	9,442	1,185,821
Ares Management Corp., Cl. A	4,416	565,645
Berkshire Hathaway, Inc., Cl. B(a)	37,617	19,242,600
BlackRock, Inc.	2,980	3,249,362
Blackstone, Inc.	15,398	1,967,094
Block, Inc.(a)	10,915	886,735
Capital One Financial Corp.	12,769	2,668,849
Cboe Global Markets, Inc.	2,103	652,414
CME Group, Inc.	7,431	1,989,947
Coinbase Global, Inc., Cl. A(a),(b)	4,593	671,772
Corpay, Inc.(a)	1,331	508,588
FactSet Research Systems, Inc.	751	197,663
Fidelity National Information Services, Inc.	10,241	458,490
Fiserv, Inc.(a)	11,090	598,195
Franklin Resources, Inc.	6,900	233,634
Global Payments, Inc.	4,986	419,223
Interactive Brokers Group, Inc., Cl. A	9,006	792,438
Intercontinental Exchange, Inc.	11,610	1,770,293
Invesco Ltd.	8,879	262,818
Jack Henry & Associates, Inc.	1,422	219,045
KKR & Co., Inc.	14,110	1,431,177
Mastercard, Inc., Cl. A	16,556	9,488,244
Moody’s Corp.	3,112	1,488,719
Morgan Stanley	24,596	5,175,490
MSCI, Inc.	1,515	866,944
Nasdaq, Inc.	9,188	865,418
Northern Trust Corp.	3,839	699,427
PayPal Holdings, Inc.	17,970	1,028,064
Raymond James Financial, Inc.	3,521	619,626
Robinhood Markets, Inc., Cl. A(a)	16,145	1,397,511
S&P Global, Inc.	6,252	2,575,386
State Street Corp.	5,775	1,063,524
Synchrony Financial	6,946	526,437
T. Rowe Price Group, Inc.	4,338	484,771
The Bank of New York Mellon Corp.(d)	14,061	2,198,156
The Charles Schwab Corp.	33,774	3,554,376
The Goldman Sachs Group, Inc.	6,053	6,164,254
Visa, Inc., Cl. A	34,055	12,468,557
		95,304,126
Food, Beverage & Tobacco — 2.0%
Altria Group, Inc.	34,087	2,329,165
Archer-Daniels-Midland Co.	9,880	783,188

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Food, Beverage & Tobacco — 2.0% (continued)
Brown-Forman Corp., Cl. B(b)	3,729	107,134
Bunge Global SA	2,819	299,462
Constellation Brands, Inc., Cl. A	2,846	370,634
General Mills, Inc.(b)	10,732	383,669
Hormel Foods Corp.	5,393	134,879
Keurig Dr. Pepper, Inc.	27,650	860,468
McCormick & Co., Inc.	4,973	253,126
Molson Coors Beverage Co., Cl. B	3,373	140,182
Mondelez International, Inc., Cl. A	26,136	1,628,534
Monster Beverage Corp.(a)	14,870	1,433,170
PepsiCo, Inc.	28,044	3,913,821
Philip Morris International, Inc.	31,979	6,102,233
The Coca-Cola Company	79,452	6,959,201
The Hershey Company	2,954	517,098
The J.M. Smucker Company	2,093	249,611
The Kraft Heinz Company	18,046	466,489
Tyson Foods, Inc., Cl. A	5,956	345,210
		27,277,274
Health Care Equipment & Services — 3.2%
Abbott Laboratories	35,671	3,770,425
Align Technology, Inc.(a)	1,430	241,899
Baxter International, Inc.(b)	11,180	292,469
Becton Dickinson & Co.	5,711	945,856
Boston Scientific Corp.(a)	30,347	1,418,115
Cardinal Health, Inc.	4,840	1,113,345
Cencora, Inc.	4,045	1,259,370
Centene Corp.(a)	9,829	611,560
CVS Health Corp.	25,977	2,712,778
DaVita, Inc.(a)	573	137,572
Dexcom, Inc.(a)	7,970	665,096
Edwards Lifesciences Corp.(a)	11,731	1,009,687
Elevance Health, Inc.	4,459	1,675,871
GE HealthCare Technologies, Inc.	9,346	635,715
HCA Healthcare, Inc.	3,208	1,291,509
Henry Schein, Inc.(a)	1,838	157,608
Humana, Inc.	2,405	875,083
IDEXX Laboratories, Inc.(a)	1,640	916,875
Insulet Corp.(a)	1,458	241,080
Intuitive Surgical, Inc.(a)	7,262	2,565,882
Labcorp Holdings, Inc.	1,676	518,219
McKesson Corp.	2,466	2,111,365
Medtronic PLC	26,272	2,243,366
Quest Diagnostics, Inc.	2,303	536,622
ResMed, Inc.	2,955	623,446
Solventum Corp.(a)	3,040	259,738
STERIS PLC	2,092	477,813
Stryker Corp.	7,077	2,304,979
The Cigna Group	5,417	1,511,614
The Cooper Companies, Inc.(a)	3,882	280,746
UnitedHealth Group, Inc.	18,634	7,721,930
Universal Health Services, Inc., Cl. B	1,124	189,327

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Health Care Equipment & Services — 3.2% (continued)
Veeva Systems, Inc., Cl. A(a)	3,123	636,405
Zimmer Biomet Holdings, Inc.	3,923	368,487
		42,321,852
Household & Personal Products — .8%
Church & Dwight Co., Inc.	4,886	482,785
Colgate-Palmolive Co.	16,640	1,519,232
Kenvue, Inc.	39,770	765,175
Kimberly-Clark Corp.	6,835	747,134
The Clorox Company	2,559	244,461
The Estee Lauder Companies, Inc., Cl. A	4,852	407,083
The Procter & Gamble Company	47,779	6,903,588
		11,069,458
Insurance — 1.7%
Aflac, Inc.	9,320	1,188,114
American International Group, Inc.	10,669	838,370
Aon PLC, Cl. A	4,388	1,582,093
Arch Capital Group Ltd.(a)	7,120	715,774
Arthur J. Gallagher & Co.	5,206	1,298,480
Assurant, Inc.	957	267,185
Brown & Brown, Inc.	5,769	406,138
Chubb Ltd.	7,393	2,592,577
Cincinnati Financial Corp.	3,133	556,671
Erie Indemnity Co., Cl. A(b)	568	137,479
Everest Group Ltd.	806	301,565
Globe Life, Inc.	1,558	283,945
Loews Corp.	3,337	387,125
Marsh & McLennan Cos., Inc.	9,886	1,875,275
MetLife, Inc.	11,306	1,086,846
Principal Financial Group, Inc.	3,981	452,640
Prudential Financial, Inc.	7,109	867,867
The Allstate Corp.	5,238	1,383,251
The Hartford Insurance Group, Inc.	5,718	811,441
The Progressive Corp.	11,973	2,531,332
The Travelers Companies, Inc.	4,385	1,641,569
W. R. Berkley Corp.	6,016	436,401
Willis Towers Watson PLC	1,956	657,059
		22,299,197
Materials — 1.8%
Air Products and Chemicals, Inc.	4,504	1,328,185
Albemarle Corp.	2,485	292,335
Amcor PLC	9,863	442,651
Avery Dennison Corp.	1,489	252,728
Ball Corp.	5,613	364,284
CF Industries Holdings, Inc.	3,030	379,326
Corteva, Inc.	13,863	1,091,157
CRH PLC	13,553	1,287,670
Dow, Inc.	14,702	445,324
Ecolab, Inc.	5,229	1,451,727
Freeport-McMoRan, Inc.	29,216	1,829,798
International Flavors & Fragrances, Inc.	5,024	398,001
International Paper Co.	10,502	428,797

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Materials — 1.8% (continued)
Linde PLC	9,487	4,538,391
LyondellBasell Industries NV, Cl. A	5,499	341,378
Martin Marietta Materials, Inc.	1,228	644,872
Newmont Corp.	22,049	2,066,212
Nucor Corp.	4,741	1,219,812
Packaging Corp. of America	1,754	431,203
PPG Industries, Inc.	4,537	501,429
Smurfit Westrock PLC	10,506	482,961
Steel Dynamics, Inc.	2,842	714,081
The Mosaic Company	6,781	149,996
The Sherwin-Williams Company	4,754	1,620,401
Vulcan Materials Co.	2,713	728,630
		23,431,349
Media & Entertainment — 9.0%
Alphabet, Inc., Cl. A	120,314	42,847,425
Alphabet, Inc., Cl. C	96,979	34,587,560
AppLovin Corp., Cl. A(a)	5,557	2,200,016
Charter Communications, Inc., Cl. A(a)	1,815	263,139
EchoStar Corp., Cl. A(a)	2,916	245,206
Electronic Arts, Inc.	4,507	945,839
Fox Corp., Cl. A(b)	4,207	244,974
Fox Corp., Cl. B	2,915	151,405
Live Nation Entertainment, Inc.(a)	3,145	547,639
Meta Platforms, Inc., Cl. A	45,060	25,085,353
Netflix, Inc.(a)	86,399	6,195,672
News Corp., Cl. A	7,392	203,723
News Corp., Cl. B(b)	2,311	72,265
Omnicom Group, Inc.	5,908	464,960
Paramount Skydance Corp., Cl. B(b)	5,578	44,401
Take-Two Interactive Software, Inc.(a)	3,601	874,755
The Trade Desk, Inc., Cl. A(a)	9,465	170,749
The Walt Disney Company	35,459	3,410,801
TKO Group Holdings, Inc.	1,279	232,535
Warner Bros Discovery, Inc.(a)	51,297	1,349,111
		120,137,528
Pharmaceuticals, Biotechnology & Life Sciences — 5.8%
AbbVie, Inc.	36,252	9,097,077
Agilent Technologies, Inc.	5,851	809,603
Amgen, Inc.	11,074	4,265,262
Biogen, Inc.(a)	3,040	616,968
Bio-Techne Corp.	3,252	234,437
Bristol-Myers Squibb Co.	42,082	2,748,375
Charles River Laboratories International, Inc.(a)	987	229,487
Danaher Corp.	13,010	2,536,690
Eli Lilly & Co.	16,231	18,646,822
Gilead Sciences, Inc.	25,475	3,317,100
Incyte Corp.(a)	3,503	418,679
IQVIA Holdings, Inc.(a)	3,335	783,792
Johnson & Johnson	49,393	12,661,896
Merck & Co., Inc.	50,677	6,598,145
Mettler-Toledo International, Inc.(a)	402	569,353

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.8% (continued)
Moderna, Inc.(a)	7,148	391,853
Pfizer, Inc.	116,944	2,924,769
Regeneron Pharmaceuticals, Inc.	2,042	1,557,290
Revvity, Inc.	2,317	260,709
Thermo Fisher Scientific, Inc.	7,625	4,379,038
Vertex Pharmaceuticals, Inc.(a)	5,194	2,478,057
Viatris, Inc.	23,249	408,252
Waters Corp.(a)	2,048	772,731
West Pharmaceutical Services, Inc.	1,442	491,664
Zoetis, Inc.	8,395	648,850
		77,846,899
Real Estate Management & Development — .1%
CBRE Group, Inc., Cl. A(a)	6,160	904,350
CoStar Group, Inc.(a)	8,928	256,769
		1,161,119
Semiconductors & Semiconductor Equipment — 16.7%
Advanced Micro Devices, Inc.(a)	33,458	15,931,027
Analog Devices, Inc.	10,011	3,678,142
Applied Materials, Inc.	16,284	8,266,898
Broadcom, Inc.	97,148	37,817,773
First Solar, Inc.(a)	2,267	478,405
Intel Corp.(a)	96,939	8,743,898
KLA Corp.	26,803	4,900,124
Lam Research Corp.	25,660	7,518,893
Marvell Technology, Inc.	17,922	3,361,450
Microchip Technology, Inc.	11,282	838,140
Micron Technology, Inc.	23,139	19,044,091
Monolithic Power Systems, Inc.	1,007	1,436,012
NVIDIA Corp.	496,969	99,766,527
NXP Semiconductors NV	5,112	1,171,466
ON Semiconductor Corp.(a)	8,196	668,876
Qnity Electronics, Inc.	4,297	563,680
QUALCOMM, Inc.	21,605	3,189,114
Skyworks Solutions, Inc.(b)	3,186	198,424
Teradyne, Inc.	3,272	1,203,082
Texas Instruments, Inc.	18,674	5,149,169
		223,925,191
Software & Services — 8.9%
Accenture PLC, Cl. A	12,520	2,077,318
Adobe, Inc.(a)	8,274	2,071,892
Akamai Technologies, Inc.(a)	3,093	356,252
Autodesk, Inc.(a)	4,333	1,014,789
Cadence Design Systems, Inc.(a)	5,678	1,930,634
Cognizant Technology Solutions Corp., Cl. A	9,340	516,969
CrowdStrike Holdings, Inc., Cl. A(a)	20,887	3,986,493
Datadog, Inc., Cl. A(a)	6,795	1,820,856
Fair Isaac Corp.(a)	465	522,181
Fortinet, Inc.(a)	12,785	2,070,531
Gartner, Inc.(a)	1,267	191,342
Gen Digital, Inc.	10,733	294,621
GoDaddy, Inc., Cl. A(a)	2,886	238,788

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Software & Services — 8.9% (continued)
International Business Machines Corp.	19,285	4,313,090
Intuit, Inc.	5,599	1,769,676
Microsoft Corp.	152,420	70,832,622
Oracle Corp.	34,817	4,521,684
Palantir Technologies, Inc., Cl. A(a)	47,112	5,797,603
Palo Alto Networks, Inc.(a)	16,641	5,521,983
PTC, Inc.(a)	2,379	326,399
Roper Technologies, Inc.	2,101	823,529
Salesforce, Inc.	16,785	3,088,776
ServiceNow, Inc.(a)	21,191	2,357,075
Synopsys, Inc.(a)	3,890	1,512,276
Trimble, Inc.(a)	4,574	258,797
Tyler Technologies, Inc.(a)	915	283,284
VeriSign, Inc.	1,613	467,802
Workday, Inc., Cl. A(a),(b)	4,230	678,238
		119,645,500
Technology Hardware & Equipment — 10.5%
Amphenol Corp., Cl. A	25,226	4,053,818
Apple, Inc.	301,363	93,094,044
Arista Networks, Inc.(a)	21,170	3,818,009
CDW Corp.	2,749	406,330
Ciena Corp.(a)	2,956	1,114,560
Cisco Systems, Inc.	81,046	9,400,526
Coherent Corp.(a)	3,931	1,033,421
Corning, Inc.	15,922	2,201,216
Dell Technologies, Inc., Cl. C	5,956	2,414,384
F5, Inc.(a)	1,134	456,514
Flex Ltd.(a)	7,690	874,738
Hewlett Packard Enterprise Co.	27,067	1,296,509
HP, Inc.(b)	19,212	523,911
Jabil, Inc.	2,192	690,590
Keysight Technologies, Inc.(a)	3,570	1,139,116
Lumentum Holdings, Inc.(a)	1,628	1,162,294
Motorola Solutions, Inc.	3,424	1,492,008
NetApp, Inc.	4,140	738,990
Sandisk Corp.(a)	3,034	3,685,794
Seagate Technology Holdings PLC	4,593	3,932,205
Super Micro Computer, Inc.(a)	10,415	295,786
TE Connectivity PLC	5,962	1,226,324
Teledyne Technologies, Inc.(a)	967	633,936
Western Digital Corp.	7,057	3,844,936
Zebra Technologies Corp., Cl. A(a)	1,015	298,227
		139,828,186
Telecommunication Services — .8%
AT&T, Inc.	143,100	3,327,075
Comcast Corp., Cl. A	73,683	1,765,445
T-Mobile US, Inc.	9,494	1,639,709
Verizon Communications, Inc.	85,676	4,010,493
		10,742,722
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	2,415	356,768

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Transportation — 1.3% (continued)
CSX Corp.	38,515	1,941,156
Delta Air Lines, Inc.	13,421	1,173,532
Expeditors International of Washington, Inc.	2,693	452,128
FedEx Corp.	4,506	1,385,144
FedEx Freight Holding Co., Inc.(a)	2,339	328,700
J.B. Hunt Transport Services, Inc.	1,554	422,299
Norfolk Southern Corp.	4,604	1,544,550
Old Dominion Freight Line, Inc.	3,656	775,584
Southwest Airlines Co.	10,366	466,159
Uber Technologies, Inc.(a)	42,020	2,956,527
Union Pacific Corp.	12,182	3,558,728
United Airlines Holdings, Inc.(a)	6,608	801,749
United Parcel Service, Inc., Cl. B	15,505	1,615,931
		17,778,955
Utilities — 2.1%
Alliant Energy Corp.(b)	5,434	384,619
Ameren Corp.	5,629	616,995
American Electric Power Co., Inc.	11,132	1,423,226
American Water Works Co., Inc.	4,004	537,217
Atmos Energy Corp.	3,520	608,186
CenterPoint Energy, Inc.	12,980	545,679
CMS Energy Corp.	6,220	447,778
Consolidated Edison, Inc.	7,711	839,342
Constellation Energy Corp.	6,583	1,729,683
Dominion Energy, Inc.	17,823	1,232,817
DTE Energy Co.	4,217	598,266
Duke Energy Corp.	16,084	2,017,416
Edison International	7,623	559,299
Entergy Corp.	9,302	1,001,081
Evergy, Inc.	4,551	377,779
Eversource Energy	7,539	539,717
Exelon Corp.	21,213	971,980
FirstEnergy Corp.(b)	10,984	530,637
NextEra Energy, Inc.	42,783	3,718,698
NiSource, Inc.	9,376	416,576
NRG Energy, Inc.	4,356	584,967
PG&E Corp.	45,340	788,009
Pinnacle West Capital Corp.(b)	2,651	267,724
PPL Corp.	15,910	560,191
Public Service Enterprise Group, Inc.	10,038	769,714
Sempra	13,645	1,208,265
The AES Corp.	14,464	212,332
The Southern Company	23,169	2,190,397
Vistra Corp.	6,560	972,126
WEC Energy Group, Inc.	6,705	733,661
Xcel Energy, Inc.	12,995	1,016,209
		28,400,586
Total Equity Securities - Common Stocks (cost $211,872,939)		1,320,916,880

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 1.4%
Registered Investment Companies — 1.4%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $18,686,623)	3.70	18,686,623	18,686,623
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $44,176)	3.70	44,176	44,176
Total Investments (cost $230,603,738)		100.1%	1,339,647,679
Liabilities, Less Cash and Receivables		(.1%)	(744,169)
Net Assets		100.0%	1,338,903,510

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2026, the value of the fund’s securities on loan was $4,816,428 and the value of the collateral was
$4,993,875, consisting of cash collateral of $44,176 and U.S. Government & Agency securities valued at $4,949,699.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
S&P 500 E-mini	56	9/18/2026	20,836,558	21,053,900	217,342
Gross Unrealized Appreciation					217,342
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Institutional S&P 500 Stock Index Fund
July 31, 2026 (Unaudited)
The following is a summary of the inputs used as of July 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,320,916,880	—	—	1,320,916,880
Investment Companies	18,730,799	—	—	18,730,799
	1,339,647,679	—	—	1,339,647,679
Other Financial Instruments:
Futures††	217,342	—	—	217,342
	217,342	—	—	217,342

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2026 are set forth in the fund’s Schedule of Investments.
At July 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,109,261,283, consisting of $1,123,914,257 gross unrealized appreciation and $14,652,974 gross unrealized depreciation.
At July 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.